SEGMENTED INFORMATION Schedule of revenue by geographical region (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
REVENUE BY GEOGRAPHICAL REGION
Revenue	$ 448,588	$ 547,276
Americas
REVENUE BY GEOGRAPHICAL REGION
Revenue	199,472	235,896
Europe, Middle East and Africa
REVENUE BY GEOGRAPHICAL REGION
Revenue	76,500	85,243
Asia-Pacific
REVENUE BY GEOGRAPHICAL REGION
Revenue	$ 172,616	$ 226,137